Warrants - Liability classified warrants (Details)							1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 25, 2022 $ / shares shares	Jan. 20, 2022 $ / shares shares	Oct. 11, 2021 $ / shares shares	Jun. 23, 2021 shares	Jan. 29, 2021 $ / shares shares	Nov. 22, 2016 shares	Jun. 30, 2021 USD ($) Y $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) Y $ / shares shares	Dec. 31, 2020 USD ($) $ / shares Y	Dec. 31, 2021 USD ($) Y $ / shares shares	Oct. 31, 2021 Y $ / shares	Jun. 30, 2020 Y
Expected term (years) [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y										5.49	5.28
Expected term (years) [Member] | Minimum [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y											3.89
Expected volatility [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants									61.00	0.227	0.188
Risk-free interest rate [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants										0.0036	0.0126
TEMPO AUTOMATION INC
FAIR VALUE MEASUREMENTS
Exercise price of warrants | $ / shares	$ 2.82											$ 2.82
Warrants outstanding-January 1									$ 5,573,000
Warrants issued and modified									32,514,000
Change in fair value, net									(5,652,000)
Warrants outstanding-December 31									32,435,000		$ 5,573,000
Warrants issued, fair value									$ 27,600,000
TEMPO AUTOMATION INC | Maximum
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y											9.48
TEMPO AUTOMATION INC | Expected term (years) [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y							10		3.00			3	10
TEMPO AUTOMATION INC | Expected term (years) [Member] | Minimum [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y										4.89	3.89
TEMPO AUTOMATION INC | Expected term (years) [Member] | Maximum
FAIR VALUE MEASUREMENTS
Measurement input, warrants | Y										6.78	9.48
TEMPO AUTOMATION INC | Expected volatility [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants							64.01					48.5	56.49
TEMPO AUTOMATION INC | Expected volatility [Member] | Minimum [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants										58.17	64.29
TEMPO AUTOMATION INC | Expected volatility [Member] | Maximum
FAIR VALUE MEASUREMENTS
Measurement input, warrants										59.84	64.44
TEMPO AUTOMATION INC | Risk-free interest rate [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants							1.50		3.46			0.70	0.66
TEMPO AUTOMATION INC | Risk-free interest rate [Member] | Minimum [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants										0.36	1.12
TEMPO AUTOMATION INC | Risk-free interest rate [Member] | Maximum
FAIR VALUE MEASUREMENTS
Measurement input, warrants										0.51	1.52
TEMPO AUTOMATION INC | Measurement Input, Expected Dividend Rate [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants							0.00		0	0	0	0.00	0.00
TEMPO AUTOMATION INC | Measurement Input, Appraised Value [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants							1.07					3.79	0.60
TEMPO AUTOMATION INC | Measurement Input, Appraised Value [Member] | Minimum [Member]
FAIR VALUE MEASUREMENTS
Measurement input, warrants | $ / shares										1.16	1.17
TEMPO AUTOMATION INC | Measurement Input, Appraised Value [Member] | Maximum
FAIR VALUE MEASUREMENTS
Measurement input, warrants | $ / shares										1.56	7.71
TEMPO AUTOMATION INC | Series C Preferred Stock [Member]
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares								108,000
Warrants | TEMPO AUTOMATION INC
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares				109,080					182,500
Warrants issued, fair value									$ 0
Warrant Classified As Liability
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares									21,576,558
Warrant Classified As Liability | TEMPO AUTOMATION INC
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares											764,724
Warrants outstanding-January 1								$ 86,000	$ 5,573,000		$ 86,000
Warrants outstanding-December 31										$ 86,000	5,573,000
Warrants issued, fair value											$ 1,245,000
Warrant Classified As Liability | TEMPO AUTOMATION INC | Series A Preferred Stock
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares						26,112			58,736
Exercise price of warrants | $ / shares									$ 1.15
Warrant Classified As Liability | TEMPO AUTOMATION INC | Series A Preferred Stock Issued 2015
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares											58,736
Exercise price of warrants | $ / shares											$ 1.15
Warrant Classified As Liability | TEMPO AUTOMATION INC | Series A Preferred Stock Issued 2016
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares											26,112
Exercise price of warrants | $ / shares											$ 1.15
Warrant Classified As Liability | TEMPO AUTOMATION INC | Series B Preferred Stock
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares									38,543		38,543
Exercise price of warrants | $ / shares									$ 2.76		$ 2.76
Warrant Classified As Liability | TEMPO AUTOMATION INC | Series C Preferred Stock [Member]
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares	10,000,000	186,667			108,000				8,262,167		108,000
Exercise price of warrants | $ / shares		$ 2.82			$ 0.94			$ 0.94	$ 2.82		$ 0.94
Warrants issued, fair value								$ 200,000			$ 800,000
Warrant Classified As Liability | TEMPO AUTOMATION INC | Common stock [Member]
FAIR VALUE MEASUREMENTS
Issuance of Class B ordinary shares to Sponsor (in shares) | shares			2,363,000				533,333		533,333		533,333
Exercise price of warrants | $ / shares			$ 2.82				$ 1.51		$ 1.51		$ 1.51
Warrants issued, fair value							$ 1,000,000.0				$ 4,100,000